Income Taxes - Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net Operating Loss Carryforwards	$ 42,303	$ 43,283
Startup/organization costs	3,217	3,130
Tax credits	1,704	1,828
Capitalized research and development	2,061	3,720
Other	1,686	1,251
Total deferred tax assets	50,971	53,212
Valuation allowance	(50,163)	(52,779)
Net total deferred tax assets	808	433
Deferred tax liabilities:
Derivative instruments	(532)	(194)
Other	(276)	(239)
Total deferred tax liabilities	(808)	(433)
Net deferred tax assets